Investment Portfolio
(UNAUDITED) | 07.31.2021
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 37.5%	Principal Amount	Value
Aerospace & defense - 1.6%
Raytheon Technologies Corp., 4.13%, 11/16/28	$11,535,000	$13,381,890
The Boeing Co.,
2.80%, 03/01/27	935,000	975,671
3.60%, 05/01/34	3,320,000	3,552,746
5.04%, 05/01/27	3,092,000	3,574,037
Agriculture - 0.8%
BAT Capital Corp.,
3.56%, 08/15/27	2,780,000	3,008,814
4.91%, 04/02/30	6,465,000	7,518,877
Airlines - 3.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	2,347,557	2,549,761
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	9,674,354	10,742,095
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,510,008	2,696,623
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	8,978,968	9,033,433
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	5,230,429	5,367,231
Series 2020-1, Class A, 4.00%, 05/15/34	1,987,764	2,200,536
Southwest Airlines Co.,
5.13%, 06/15/27	4,060,000	4,801,633
5.25%, 05/04/25	3,205,000	3,658,909
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	553,512	581,895
Series 2016-2, Class AA, 2.88%, 04/07/30	346,368	356,917
Series 2018-1, Class AA, 3.50%, 09/01/31	830,454	869,228
Auto manufacturers - 6.4%
American Honda Finance Corp., 1.20%, 07/08/25	1,845,000	1,866,610
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	27,740,000	28,745,575
3.38%, 11/13/25	3,530,000	3,685,297
5.11%, 05/03/29	1,190,000	1,347,366
5.58%, 03/18/24	985,000	1,073,453
General Motors Financial Co., Inc.,
1.25%, 01/08/26	10,080,000	10,074,180
1.70%, 08/18/23	1,790,000	1,826,444
2.75%, 06/20/25	12,270,000	12,971,064
5.10%, 01/17/24	5,975,000	6,574,087
Hyundai Capital America,
144A, 0.80%, 01/08/24	9,770,000	9,730,252
144A, 1.25%, 09/18/23	2,320,000	2,340,451
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,760,000	4,278,356
Banks - 8.3%
Bank of America Corp.,
(Fixed until 02/13/30, then 3 Month LIBOR USD + 0.99%), 2.50%, 02/13/31	16,600,000	17,105,579
3.50%, 04/19/26	3,240,000	3,577,984
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	7,000,000	7,706,313
Barclays PLC, (Fixed until 12/10/23, then 1 Year CMT Rate + 0.80%), 1.01%, 12/10/24	6,165,000	6,188,975
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	8,835,000	9,233,233
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	4,570,655
Fifth Third Bancorp, 2.55%, 05/05/27	5,020,000	5,351,887
HSBC Holdings PLC, 4.95%, 03/31/30	5,715,000	6,952,745
JPMorgan Chase & Co. (Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	11,835,000	14,154,915
Mitsubishi UFJ Financial Group, Inc.
(Fixed until 09/15/23, then 1 Year CMT Rate + 0.68%), 0.85%, 09/15/24	4,685,000	4,705,669
(Fixed until 07/19/24, then 1 Year CMT Rate + 0.55%), 0.95%, 07/19/25	6,380,000	6,418,140
(Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	6,380,000	6,453,271
Wells Fargo & Co., (Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	14,800,000	17,640,919
Capital markets - 2.8%
Morgan Stanley,
(Fixed until 01/22/30, then SOFR + 1.14%), 2.70%, 01/22/31	6,335,000	6,677,870
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	6,750,000	7,592,299
The Goldman Sachs Group, Inc.,
2.60%, 02/07/30	10,705,000	11,182,526
3.50%, 04/01/25	4,525,000	4,912,807
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	6,005,000	5,985,914
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,292,650
Consumer finance - 0.9%
Ally Financial, Inc.,
1.45%, 10/02/23	3,210,000	3,259,379
3.05%, 06/05/23	7,790,000	8,122,269
Containers & packaging - 0.3%
Sonoco Products Co., 3.13%, 05/01/30	4,070,000	4,414,244
Diversified financial services - 0.3%
GE Capital International Funding Co., 4.42%, 11/15/35	3,480,000	4,269,862
Diversified telecommunication services - 0.6%
AT&T, Inc., 144A, 2.55%, 12/01/33	3,637,000	3,669,128
Verizon Communications, Inc.,
2.10%, 03/22/28	935,000	961,318
2.55%, 03/21/31	2,600,000	2,703,238
Electric - 2.9%
Appalachian Power Co., 2.70%, 04/01/31	7,495,000	7,919,136
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	465,000	520,927
Duke Energy Florida LLC, 5.65%, 04/01/40	6,191,000	8,852,297
Duke Energy Progress LLC, 3.70%, 09/01/28	2,315,000	2,631,578
Entergy Arkansas LLC, 3.35%, 06/15/52	4,350,000	4,848,382
Entergy Louisiana LLC, 2.35%, 06/15/32	5,035,000	5,207,502
Exelon Generation Co. LLC, 3.25%, 06/01/25	4,885,000	5,286,542
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25	1,130,000	1,210,546
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,855,000	2,114,523
Electric utilities - 2.4%
Duke Energy Corp., 0.90%, 09/15/25	6,860,000	6,831,479
IPALCO Enterprises, Inc., 4.25%, 05/01/30	8,845,000	10,069,952
Pacific Gas and Electric Co., 1.75%, 06/16/22	8,175,000	8,163,778
Southern California Edison Co., 1.20%, 02/01/26	5,920,000	5,948,460
Equity real estate investment trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	670,000	828,392
Ventas Realty LP, 4.75%, 11/15/30	5,925,000	7,168,816
Healthcare services - 0.4%
HCA, Inc., 5.00%, 03/15/24	5,170,000	5,719,457
Insurance - 0.7%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	4,185,000	4,248,309
Northwestern Mutual Global Funding, 144A, 0.80%, 01/14/26	5,365,000	5,319,279
Media - 0.3%
Charter Communications Operating LLC, 4.91%, 07/23/25	3,030,000	3,439,374
Multi-utilities - 0.7%
CenterPoint Energy, Inc. (SOFR + 0.65%), 0.68%, 05/13/24	3,020,000	3,023,675
Dominion Energy, Inc.,
(3 Month LIBOR USD + 0.53%), 0.65%, 09/15/23	3,185,000	3,186,770
3.38%, 04/01/30	2,135,000	2,368,085
Oil, gas & consumable fuels - 2.6%
Chevron Corp., 1.55%, 05/11/25	3,310,000	3,403,502
Hess Corp., 4.30%, 04/01/27	10,705,000	11,963,405
Kinder Morgan, Inc., 4.30%, 06/01/25	4,115,000	4,579,131
Marathon Petroleum Corp., 3.80%, 04/01/28	1,725,000	1,936,843
Phillips 66, 3.85%, 04/09/25	2,180,000	2,398,460
Suncor Energy, Inc., 3.10%, 05/15/25	1,770,000	1,897,228
TransCanada PipeLines Ltd., 4.10%, 04/15/30	7,210,000	8,350,889
Telecommunications - 0.4%
T-Mobile USA, Inc., 3.50%, 04/15/25	4,895,000	5,315,872
Tobacco - 0.4%
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	4,984,873
Transportation - 0.9%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust, Series 2005-4, 4.97%, 04/01/23	120,559	125,784
FedEx Corp., Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	11,629,528	11,651,270
Total corporate bonds (cost $469,696,582)		496,001,736

MORTGAGE AND ASSET-BACKED SECURITIES - 14.6%
Asset-backed securities - 5.3%
American Express Credit Account Master Trust, Series 2018-3, Class A (1 Month LIBOR USD + 0.32%), 0.41%, 10/15/25	8,475,000	8,516,309
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	6,505,000	6,592,483
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.35%), 0.44%, 03/16/26	3,905,000	3,926,616
Discover Card Execution Note Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.36%), 0.45%, 04/15/25	6,110,000	6,134,455
Series 2018-A2, Class A2 (1 Month LIBOR USD + 0.33%), 0.42%, 08/15/25	7,475,000	7,511,441
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	14,080,000	14,119,090
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	13,900,000	13,987,569
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	245,091	245,596
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	9,415,000	9,453,348
Commercial mortgage-backed securities - 4.5%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	2,016,000	2,022,027
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	1,565,000	1,597,462
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,621,750
Series 2021-B24, Class A2, 1.95%, 03/17/54	4,028,000	4,168,050
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	6,111,981
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	3,457,173	3,621,842
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	1,524,536	1,571,493
Series 2014-LC17, Class A4, 3.65%, 10/11/47	5,128,002	5,408,365
Series 2014-UBS5, Class A4, 3.84%, 09/12/47	4,215,000	4,576,682
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	1,994,088
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	9,445,000	9,706,277
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	1,053,299	1,059,052
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	860,928	885,044
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/17/47	1,778,382	1,853,804
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	3,415,000	3,591,908
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	2,185,699	2,297,928
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/17/53	4,895,000	5,094,605
Federal agency mortgage-backed obligations - 4.8%
Fannie Mae Pool,
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,669,979
Series 1671, Class AM, 2.10%, 12/01/27	1,377,357	1,439,210
Series 4126, Class MA, 2.00%, 09/01/30	28,642,292	29,742,660
Series 4148, Class MA, 2.00%, 10/01/30	1,941,425	2,016,010
Series 5796, Class AN, 3.03%, 06/01/27	2,042,307	2,198,868
Series 387770, 3.63%, 07/01/28	2,495,000	2,759,855
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	657,377	660,549
Series 2016-M7, Class AV2, 2.16%, 10/25/23	7,156,528	7,335,824
Freddie Mac Pool, Series 5034, Class RD, 2.00%, 09/01/30	4,904,675	5,093,101
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	38	39
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	6,174,554	6,387,754
Series 2583, Class AB, 2.14%, 08/15/23	684,859	693,369
Total mortgage and asset-backed securities (cost $191,618,162)		193,666,483

FOREIGN GOVERNMENT BONDS - 4.0%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/23	22,865,000	45,389,248
Israel Government International Bond, 2.75%, 07/03/30	1,995,000	2,146,919
Malaysia Government Bond, 3.62%, 11/30/21	14,310,000	3,411,043
Mexico Government International Bond, 4.00%, 10/02/23	1,778,000	1,921,556
Total foreign government bonds (cost $51,644,765)		52,868,766

U.S. TREASURIES - 34.7%
U.S. Treasury Bonds,
1.13%, 05/15/40	41,135,000	36,753,158
1.63%, 11/15/50	905,000	846,034
2.25%, 05/15/41	5,000	5,371
U.S. Treasury Notes,
0.38%, 03/31/22	109,630,000	109,844,120
0.75%, 03/31/26	136,755,000	137,369,329
1.13%, 02/15/31	30,175,000	29,910,969
1.25%, 10/31/21	103,150,000	103,452,138
1.63%, 05/15/31	38,945,000	40,375,012
Total U.S. Treasuries (cost $453,122,634)		458,556,131
Total investment portfolio (cost $1,166,082,143) - 90.8%		1,201,093,116
Other assets in excess of liabilities - 9.2%		121,427,679
Total net assets - 100.0%		$1,322,520,795

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-downbond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

VR—Variable rate security. Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. Rate shown is the rate in effect as  of the date of this report.

REMIC - Real estate mortgage investment conduit

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS (UNAUDITED) | 07.31.2021

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 36	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/26	$ 82,000,000	$ 2,084,480	$ 1,650,346	$ 434,134
Total swap contracts							$ 82,000,000	$ 2,084,480	$ 1,650,346	$ 434,134

There is $48,761 of variation margin due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 07.31.2021
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Brazilian Real	238,300,000	U.S. Dollar	46,339,329	08/03/21	J.P. Morgan	$ (607,325)
U.S. Dollar	44,585,369	Brazillian Real	238,300,000	08/03/21	J.P. Morgan	(1,146,635)
U.S. Dollar	45,734,574	Brazillian Real	238,300,000	11/03/21	J.P. Morgan	603,138
Colombian Peso	36,646,790,000	U.S. Dollar	9,641,355	10/08/21	J.P. Morgan	(227,080)
South Korean Won	11,350,000,000	U.S. Dollar	10,211,678	08/03/21	J.P. Morgan	(345,091)
South Korean Won	11,350,000,000	U.S. Dollar	9,795,038	10/29/21	J.P. Morgan	59,427
U.S. Dollar	9,805,616	South Korean Won	11,350,000,000	08/03/21	J.P. Morgan	(60,971)
Mexican Peso	98,575,000	U.S. Dollar	4,789,961	08/23/21	J.P. Morgan	145,825
Total forward contracts						$ (1,578,712)

Forward Contracts are categorized as Level 2 as of the date of this report.